Organization And Description of Business - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Description Of Business [Line Items]
Accumulated deficit	$ (344,928,000)		$ (329,480,000)	$ (305,581,000)
Net Losses			(11,255,000)	(4,497,000)
Cash flows from operating activities	(4,921,000)	(10,913,000)	(11,293,000)	(17,925,000)
Cash and cash equivalents	32,080,000	8,106,000	7,726,000	8,021,000	6,912,000
working capital deficit			$ 9,900,000